Changes in consolidated statements of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on financial instruments			$ 2
Fair value adjustments on debt securities, net of taxes			1
Fair value adjustments on deferred cash flow hedges, net of taxes			1
Net investment hedge	$ 216	$ (201)	44
Net actuarial gains/losses from defined benefit plans, net of taxes	1,809	143	(467)
Currency translation effects	(4,762)	3,194	352
Income tax relating to components of other comprehensive income	(317)	(39)
Fair value adjustments on financial instruments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	220	120	227
Total value adjustments	194	250	(45)
Fair value adjustments related to divestments	(62)		33
Value adjustments on comprehensive income at end of period	188	220	120
Fair value adjustments on debt securities
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on debt securities, net of taxes			1
Fair value adjustments on deferred cash flow hedges
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on deferred cash flow hedges, net of taxes			1
Fair value adjustments on equity securities
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on equity securities, net of taxes	194	250	(47)
Fair value adjustments on equity securities sold, reclassified to retained earnings	(164)	(150)	(95)
Income tax relating to components of other comprehensive income	(44)	(36)	47
Fair value adjustments on equity securities sold
Changes in consolidated statements of comprehensive income [line items]
Income tax relating to components of other comprehensive income	48
Net investment hedge
Changes in consolidated statements of comprehensive income [line items]
Income tax relating to components of other comprehensive income	33
Actuarial gains/losses from defined benefit plans
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(5,773)	(5,919)	(5,423)
Net actuarial gains/losses from defined benefit plans, net of taxes	1,808	145	(466)
Total value adjustments	1,808	145	(466)
Fair value adjustments related to divestments	(3)	2	(30)
Impact of change in ownership of consolidated entities		(1)
Value adjustments on comprehensive income at end of period	(3,968)	(5,773)	(5,919)
Income tax relating to components of other comprehensive income	(323)	(3)	(313)
Impact of new tax law income tax relating to deferred tax assets on Swiss post retirement previously recognized through OCI			(358)
Cumulative currency translation effects
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	4,134	1,142	744
Net investment hedge	216	(201)	44
Currency translation effects	(4,757)	3,193	354
Total value adjustments	(4,541)	2,992	398
Value adjustments on comprehensive income at end of period	(407)	4,134	1,142
Income tax relating to components of other comprehensive income	17	10	2
Cumulative currency translation gains/losses recycled through income statement	3,200	0	129
Total value adjustments
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(1,419)	(4,657)	(4,452)
Fair value adjustments on debt securities, net of taxes			1
Fair value adjustments on deferred cash flow hedges, net of taxes			1
Fair value adjustments on equity securities, net of taxes	194	250	(47)
Net investment hedge	216	(201)	44
Net actuarial gains/losses from defined benefit plans, net of taxes	1,808	145	(466)
Currency translation effects	(4,757)	3,193	354
Total value adjustments	(2,539)	3,387	(113)
Fair value adjustments on equity securities sold, reclassified to retained earnings	(164)	(150)	(95)
Fair value adjustments related to divestments	(65)	2	3
Impact of change in ownership of consolidated entities		(1)
Value adjustments on comprehensive income at end of period	(4,187)	(1,419)	(4,657)
Non-controlling interests [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(29)	(29)	(26)
Net actuarial gains/losses from defined benefit plans, net of taxes	1	(2)	(1)
Currency translation effects	(5)	1	(2)
Total value adjustments	(4)	(1)	(3)
Impact of change in ownership of consolidated entities		1
Value adjustments on comprehensive income at end of period	(33)	(29)	(29)
Total fair value adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(1,448)	(4,686)	(4,478)
Fair value adjustments on debt securities, net of taxes			1
Fair value adjustments on deferred cash flow hedges, net of taxes			1
Fair value adjustments on equity securities, net of taxes	194	250	(47)
Net investment hedge	216	(201)	44
Net actuarial gains/losses from defined benefit plans, net of taxes	1,809	143	(467)
Currency translation effects	(4,762)	3,194	352
Total value adjustments	(2,543)	3,386	(116)
Fair value adjustments on equity securities sold, reclassified to retained earnings	(164)	(150)	(95)
Fair value adjustments related to divestments	(65)	2	3
Value adjustments on comprehensive income at end of period	$ (4,220)	$ (1,448)	$ (4,686)